Equity Investments - Schedule of Gains (Losses) on Non-Marketable Securities (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Investments, All Other Investments [Abstract]
Observable price adjustments on non-marketable equity securities (includes NAV)	$ 21	$ 1	$ 22	$ (1)
Impairment of non-marketable equity securities	0	0	0	(1)
Total income (loss) from equity investments in non-marketable securities, net	$ 21	$ 1	$ 22	$ (2)